S000080055 [Member] Average Annual Total Returns	12 Months Ended	33 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Mortgage-Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	4.41%
Performance Inception Date		Mar. 31, 2023
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.98%
Performance Inception Date		Mar. 31, 2023
DoubleLine Mortgage ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.57%	4.47%
Performance Inception Date		Mar. 31, 2023
DoubleLine Mortgage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.38%	2.51%
Performance Inception Date		Mar. 31, 2023
DoubleLine Mortgage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	2.56%
Performance Inception Date		Mar. 31, 2023